Other Real Estate Acquired in Settlement of Loans - Foreclosure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Real Estate [Abstract]
Consumer mortgage loans in process of foreclosure	$ 0.0	$ 0.2